STRATEGIC INVESTMENTS AND BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
SUMMARY OF BUSINESS ACQUIRED AND REVENUE RECOGNIZED

The following table lists our activity in 2021 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2021
USBA and EBS	4	3,773	$859,603
UIS Agency, LLC / Commercial Solutions	1	149	$333,874
Southwestern Montana	11	2,423	$1,744,515
Fortman Insurance	14	7,397	$2,131,736
Altruis	13	9,851	$3,313,453
Kush	4	4,500	$1,327,153

The following table lists our activity in 2020 by number of agents, approximate policies issued, and revenue written:

Agency Name	Number of Agents	Number of Policies issued	Aggregate Revenue Recognized December 31, 2020
USBA and EBS	5	4,930	$1,003,490
UIS Agency, LLC / Commercial Solutions	3	217	$271,459
Southwestern Montana	14	2,000	$1,497,045
Fortman Insurance	15	8,000	$2,139,342
Altruis	15	7,809	$2,385,810

SCHEDULE OF ALLOCATION OF PURCHASE PRICE

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$5,772
Trade name and trademarks	35,600	5
Customer relationships	100,000	10
Non-competition agreements	25,500	5
Goodwill	716,462	Indefinite
	$883,334

JP Kush And Associates Inc [Member]
Business Acquisition [Line Items]
SCHEDULE OF ALLOCATION OF PURCHASE PRICE

The allocation of the purchase price in connection with the Kush Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Accounts receivable	$291,414
Trade name and trademarks	685,400	5
Customer relationships	551,000	10
Non-competition agreements	827,800	5
Goodwill	1,288,552	Indefinite
	$3,644,166